Risk management and financial instruments	6 Months Ended
Jun. 30, 2019
Derivative Instruments and Fair Value Disclosures [Abstract]
Risk management and financial instruments
Risk management and financial instruments
We are exposed to several market risks, including credit risk, foreign currency risk and interest rate risk. Our policy is to reduce our exposure to these risks, where possible, within boundaries deemed appropriate by our management team. This may include the use of derivative instruments.

Credit risk
We have financial assets, including cash and cash equivalents, marketable securities, other receivables and certain amounts receivable on derivative instruments. These assets expose us to credit risk arising from possible default by the counterparty. Most of the counterparties are creditworthy financial institutions or large oil and gas companies. We do not expect any significant loss to result from non-performance by such counterparties.

We do not demand collateral in the normal course of business. The credit exposure of derivative financial instruments is represented by the fair value of contracts with a positive fair value at the end of each period, reduced by the effects of master netting agreements, adjusted for counterparty non-performance credit risk assumptions. It is our policy to enter into master netting agreements with the counterparties to derivative financial instrument contracts, which give us the legal right to discharge all or a portion of amounts owed to a counterparty by offsetting them against amounts that the counterparty owes to us.

Concentration of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with Citibank, Nordea Bank Finland Plc, Danske Bank A/S, BNP Paribas, BTG Bank and ING Bank N.V. We consider these risks to be remote. We also have a concentration of risk with respect to customers. For details on the customers with greater than 10% of contract revenues, refer to Note 4 - Segment information.

Foreign exchange risk
As is customary in the oil and gas industry, most of our revenues and expenses are denominated in U.S. dollars, which is the functional currency of most of our subsidiaries and equity method investees. However, a portion of the revenues and expenses of certain of our subsidiaries and equity method investees are denominated in other currencies. We are therefore exposed to foreign exchange gains and losses that may arise on the revaluation or settlement of monetary balances denominated in foreign currencies.

Our foreign exchange exposure primarily relates to foreign denominated cash and working capital balances. We do not expect these exposures to cause a significant amount of fluctuation in net income and therefore do not currently hedge them. Further, the effect of fluctuations in currency exchange rates caused by our international operations generally has not had a material impact on our overall operating results.

Interest rate risk
Our exposure to interest rate risk relates mainly to our floating rate debt and balances of surplus funds placed with financial institutions. We manage this risk through the use of derivative arrangements. We have set out our exposure to interest rate risk on our net debt obligations at June 30, 2019 in the table below:

(In $ millions)	Principal outstanding	Hedging instruments - see below	Net exposure	Impact of 1% increase in rates - see below
Senior Credit Facilities	5,662	4,500	1,162	36
Debt contained within VIEs	645	—	645	6
Total floating rate debt obligations	6,307	4,500	1,807	42
Senior secured notes (1)	458	—	N/A	—
Less: Cash and Restricted Cash	(1,469)	—	(1,469)	(15)
Net debt	5,296	4,500	338	27

(1) The interest on the senior secured notes is fixed and therefore does not have exposure to interest rate fluctuations

On May 11, 2018, we purchased an interest rate cap for $68 million to mitigate our exposure to future increases in LIBOR on our Senior Credit Facility debt. The interest rate cap is not designated as a hedge and we do not apply hedge accounting. The capped rate against the 3-month US LIBOR is 2.87% and covers the period from June 15, 2018 to June 15, 2023.

The LIBOR rate applied on our debt at June 30, 2019 was 2.33%. Therefore, the interest cap would mitigate the impact of 46% of a theoretical 1% point increase in the LIBOR rate. This is set out in the below table.

(In $ millions)	Amount	Impact of 1% point increase in rates (before impact of interest rate cap)	Less: impact of interest rate cap	Impact of 1% point increase in rates (after impact of interest rate cap)

Senior Credit Facility debt - hedged	4,500	45	(21)	24
Senior Credit Facility debt - not hedged	1,162	12	—	12
Total Senior Credit Facility Debt	5,662	57	(21)	36

One of the Ship Finance subsidiaries that we consolidate as a VIE (refer to Note 23 – Variable Interest Entities (VIEs)) previously entered into interest rate swaps to mitigate its exposure to variability in cash flows for future interest payments on the loans taken out to finance the acquisition of the West Linus. These interest rate swaps matured on December 31, 2018.

Gains and losses on derivatives reported in Consolidated Statement of Operations
Gains and losses on derivatives reported in our Consolidated Statement of Operations included the following:

(In $ millions)	Successor	Predecessor	Successor	Predecessor
(Loss)/gain recognized in the Consolidated Statement of Operations relating to derivative financial instruments	Three months ended June 30, 2019	Three months ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
Interest rate cap agreement	(6)	(7)	(33)	(7)
Archer convertible debt instrument	—	7	—	4
Interest rate swap agreements not qualified as hedge accounting	—	(1)	—	(1)
Loss on derivative financial instruments	(6)	(1)	(33)	(4)

Interest rate cap - This represents changes in fair value on our interest rate cap agreement referred above.

Archer convertible debt instrument - This represents gains and losses on the conversion option included within a $45 million convertible bond issued to us by Archer. Please see Note 24 – Related party transactions for further details.

Derivative financial instruments included in our Consolidated Balance Sheet
Derivative financial instruments included in our Consolidated Balance Sheet, within "Other Assets" included the following:

(In $ millions)	Maturity date	Applicable rate	Outstanding principal - June 30, 2019	As at June 30, 2019	As at December 31, 2018

Interest rate cap	June 2023	2.87% LIBOR cap	4,500	7	39
				7	39

Fair values of financial instruments

Fair value of financial instruments measured at amortized cost
The carrying value and estimated fair value of our financial instruments that are measured at amortized cost at June 30, 2019 and December 31, 2018 are as follows:

	Successor		Successor
	As at June 30, 2019		As at December 31, 2018
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Related party loans receivable (1) (Level 2)	489	489	476	476

Liabilities
Secured credit facilities (Level 2)	5,449	5,532	5,388	5,519
Credit facilities contained within variable interest entities (Level 2)	611	621	612	626
Senior secured notes (Level 1)	445	458	770	769
Related party loans payable by the VIE (Level 2)	227	232	222	226

(1)	Excludes Archer convertible debt receivable, which is measured at fair value on a recurring basis

Level 1
The fair value of the senior secured notes were derived using market traded value. We have categorized this at level 1 on the fair value measurement hierarchy. Refer to Note 15 – Debt for further information.

Level 2
Upon the adoption of fresh start accounting, the related party loans receivable from Seadrill Partners, SeaMex and Seabras Sapura were recorded at fair value. We estimated that the fair value continues to be equal to the carrying value as at June 30, 2019 as the debt is not freely tradable and cannot be recalled by us at prices other than specified in the loan note agreements and the loans were entered into at market rates. They are categorized as level 2 on the fair value measurement hierarchy. Other trading balances with related parties are not shown in the table above and are covered under Note 24 – Related party transactions. The fair value of other trading balances with related parties are also assumed to be equal to their carrying value.

The fair value of the secured credit facilities and Ship Finance loans were derived using the discounted cash flow model, using a cost of debt of 6%.

The fair value of the loans provided by Ship Finance to our VIE's were derived using the discounted cash flow model, using a cost of debt of 11%. We have categorized this at level 2 on the fair value measurement hierarchy. Refer to Note 24 – Related party transactions for further information.

Financial instruments measured at fair value on a recurring basis
The carrying value and estimated fair value of our financial instruments that are measured at fair value on a recurring basis at June 30, 2019 (Successor) and December 31, 2018 (Successor) are as follows:

	Successor		Successor
	As at June 30, 2019		As at December 31, 2018
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents (Level 1)	1,251	1,251	1,542	1,542
Restricted cash (Level 1)	218	218	461	461
Marketable securities (Level 1)	22	22	57	57
Related party loans receivable - Archer convertible debt (Level 3)	49	49	43	43
Interest rate cap (Level 2)	7	7	39	39
Temporary equity
Redeemable non-controlling interest (Level 3)	37	37	38	38

Level 1
The carrying value of cash and cash equivalents and restricted cash, which are highly liquid, was a reasonable estimate of fair value and categorized at level 1 on the fair value measurement hierarchy. Quoted market prices were used to estimate the fair value of marketable securities, which were valued at fair value on a recurring basis.

Level 2
The fair value of the interest rate cap as at June 30, 2019 was calculated using well-established independent valuation techniques and counterparty non-performance credit risk assumptions. We have categorized these transactions as level 2 on the fair value measurement hierarchy.

Level 3
The Archer convertible debt instrument is bifurcated into two elements. The fair value of the embedded derivative option was calculated using a modified version of the Black-Scholes formula for a currency translated option. Assumptions include Archer's share price in NOK, NOK/USD FX volatility and dividend yield. The fair value of the debt component was derived using the discounted cash flow model including assumptions relating to cost of debt and credit risk associated to the instrument.

The redeemable non-controlling interest in AOD was calculated by applying a fair value to the three AOD rigs and debt facility using a discounted cash flow model. The rig values were determined using an income approach based on projected future dayrates, contract probabilities, economic utilization, capital and operating expenditures, applicable tax rates and asset lives, discounted using a weighted average cost of capital of 11%. The fair value of the debt was derived using the discounted cash flow model, using a cost of debt of 6%.